Intangible Assets	12 Months Ended
Jan. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

15	Intangible Assets

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s

Goodwill
Cost	5,607	-	-
Accumulated impairment	(3,287)	-	-
	2,320	-	-

Patents, licences and trademarks
Cost	25,993	919	1,169
Accumulated amortisation and impairment	(918)	(718)	(573)
	25,076	201	596

Brands
Cost	14,769	12,463	12,036
Accumulated amortisation and impairment	(4,563)	-	-
	10,205	12,463	12,036

Software
Cost	15,718	15,788	17,308
Accumulated amortisation and impairment	(15,455)	(15,440)	(15,260)
	263	348	2,048
Total intangible assets	37,864	13,012	14,680

(a) Software Impairment

For the year ended 31 January 2018, management decided to fully impair the costs on the ERP upgrade and are currently reviewing alternatives.

(b) Movements in carrying amounts of intangible assets

	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Goodwill NZ $000’s	Total NZ $000’s
Year ended 31 January 2019
Balance at the beginning of the year	348	201	12,463	-	13,012
Additions	33	25,076	2,726	5,798	33,634
Amortisation	(29)	(202)	-	-	(231)
Impairment (refer note 12c)	(83)	-	(4,563)	(3,287)	(7,934)
Foreign exchange movements	(7)	1	(420)	(192)	(618)
Closing value at 31 January 2019	263	25,076	10,205	2,320	37,864

	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Goodwill NZ $000’s	Total NZ $000’s
Year ended 31 January 2018
Balance at the beginning of the year	2,048	596	12,036	-	14,680
Additions	106	12	-	-	118
Amortisation	(163)	(143)	-	-	(306)
Impairment (refer note 12c)	(1,650)	(264)		-	(1,914)
Foreign exchange movements	7	1	427	-	434
Closing value at 31 January 2018	348	201	12,463	-	13,012

	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Goodwill NZ $000’s	Total NZ $000’s
7 months ended 31 January 2017
Balance at the beginning of the period	2,251	128	12,554	-	14,933
Additions	10	808	-	-	818
Amortisation	(318)	(33)	-	-	(351)
Impairment		(331)		-	(331)
Foreign exchange movements	105	24	(518)	-	(389)
Closing value at 31 January 2017	2,048	596	12,036	-	14,680

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

Description of cash-generating unit (CGU)

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
United States	2,320	-	-
Impairment expense	2,320	-	-

Impairment assumption

Goodwill relates to the acquisition of Naked Inc, a business operating in the United States and was allocated to the Group’s operation in United States which is the cash generating unit (CGU) for the purpose of impairment testing. The recoverable amount of the CGU was determined based on value in use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a five year period. Cash flows beyond the five year period are extrapolated using the estimated growth rates stated below. These growth rates do not exceed the long term average growth rates for the industry.

The result of the impairment assessment is that the carrying value exceeded the fair value less costs to sell by an amount of $3.2m. As such, the goodwill has been partially impaired for the year ended 31 January 2019.

Significant assumptions used for the purposes of the value in use calculation include:

United States
Post-tax discount rate - 10.50%
EBITDA growth rate - 10%
Terminal growth - 2%

Impact of possible changes in key assumptions

The directors have made judgements and estimates to assess goodwill for impairment. Should these judgements and estimates not occur the resulting carrying amount may decrease.

The sensitivities that have been separately modelled are as follows: (a) a 3.25% increase in the post-tax discount rate (b) sales growth rate reduced to 5%

The carrying amount of the goodwill is sensitive to assumptions used in the impairment test calculations including the post tax discount rate and sales growth rate. A 3.25% increase in the post tax discount rate would result in an additional impairment of $2,320 thousand against the carrying amount of the goodwill. A reduction of the EBITDA growth rate to 5% would not result in a further impairment as goodwill would be fully impaired from the increase of the post-tax discount rate.

(d)	Impairment testing for indefinite-lived brand intangibles

Brand intangible assets represent brands owned by the Group, that arose on historical acquisitions including Pleasure State, Davenport and Lovable. The intangible assets increased in the current period as result of the business combinations with Naked Brand Group Inc. See note 8 for further information.

The brand intangible assets of $10,205,000 (2018: $12,463,000, 2017: $12,036,000) are tested for impairment annually.

Impairment assumptions

Management has determined the recoverable amount of the indefinite lived brand assets by assessing the fair value less cost of disposal (FVLCOD) of the underlying assets. The relief from royalty method adopted to complete the valuation determines, in lieu of ownership, the cost that would be required to obtain comparable rights to use the asset via a third party licence arrangement. These calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long term average growth rates for the industry. The result of the impairment assessment is that the carrying value has exceeded the fair value less costs to sell by $3.9m. As such, the indefinite lived brand assets has been partially impaired for the year ended 31 January 2019.

Management’s approach and the key assumptions used to determine the FVLCOD were as follows:

Sales growth: 2.5% (31 January 2018: 5%)
Royalty rate: 5.0% (31 January 2018: 6.6%)
Cash flow - revenue forecast period: 5 years (31 January 2018: 5 years)
Post tax discount rate (%) for US brands: 10.5% (31 January 2018: 0%)
Post-tax discount rate (%) for NZ brands: 11.75% (31 January 2018: 11.4%)
Long term sales growth rate (%): 2% (31 January 2018: 2%)

Impact of possible changes in key assumptions

The directors have made judgements and estimates to assess indefinite-lived brand assets for impairment. Should these judgements and estimates not occur the resulting carrying amount may decrease.

The sensitivities that have been separately modelled are as follows: (a) a 2.1% increase in the post-tax discount rate (b) sales growth rate reduced to 0%

The carrying amounts of the indefinite lived brand intangible assets are sensitive to assumptions used in the impairment test calculations including the post tax discount rate and sales growth rate. A 2.1% increase in the post tax discount rate would result in an additional impairment of $951 thousand (31 January 2018: an increase of 1.5% would result an impairment of $929 thousand) against the carrying amount of the indefinite lived brand intangibles. A reduction of the sales growth rate to 0% would result in an additional impairment of $1,554 thousand (31 January 2018: a reduction to 2% would result an impairment of $611 thousand) against the carrying amount of the indefinite lived brand intangible assets.